Taxes (Details) - Schedule of Reconciles Cayman Islands Statutory Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciles Cayman Islands Statutory Rates [Abstract]
Income tax rate in the Cayman Islands, permanent tax holiday	0.00%	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Effect of different tax rates	2.10%	(0.60%)	(0.80%)
Income not taxable			(5.30%)
Expense not deductible	7.00%	4.30%
Temporary not recognized	0.40%	0.30%	14.10%
Tax concession	(2.90%)	(1.10%)	(0.30%)
Effective tax rate	23.10%	19.40%	24.20%